Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Net revenues (including $40,770 and $119,706 from related parties for the three months ended June 30, 2022 and 2021, respectively; $41,495 and $388,684 from related parties for the six months ended June 30, 2022 and 2021, respectively)	$ 2,336,459		$ 1,825,344		$ 3,598,269		$ 3,469,504		$ 8,021,823		$ 5,005,694
Cost of revenues (including $249,468 and $139,743 from related parties for the three months ended June 30, 2022 and 2021, respectively; $386,380 and $270,343 from related parties for the six months ended June 30, 2022 and 2021, respectively)	1,099,523		797,524		1,617,985		1,527,267		3,659,805		1,673,367
Gross profit	1,236,936		1,027,820		1,980,284		1,942,237		4,362,018		3,332,327
Other operating income											35,164
Operating expenses:
Selling and distribution expenses	15,929		19,604		34,084		47,158		89,416		23,191
General and administrative expenses	347,657		449,872		874,943		931,449		2,095,488		873,505
Other operating expenses											30,812
Impairment loss on goodwill											5,594,692
Operating income	873,350		558,344		1,071,257		963,630		2,177,114		(3,154,709)
Other income (expense):
Other income	1,995		255		8,202		286		52,025		26,878
Loss from conversion of related party loan											(199,030)
Interest income	16		483		93		648		983		761
Interest expense	(4,864)		(5,934)		(10,689)		(9,487)		(17,816)		(14,325)
Other expense, net	(2,853)		(5,196)		(2,394)		(8,553)		35,192		(185,716)
Income before income tax	870,497		553,148		1,068,863		955,077		2,212,306		(3,340,425)
Income tax expense	81,514		96,267		103,921		162,622		248,837		306,928
Net income	788,983		456,881		964,942		792,455		1,963,469		(3,647,353)
Less: Net income attributable to noncontrolling interests	41,250		42,406		68,533		72,726		183,733		(391,789)
Net income attributable to Fortune Valley Treasures, Inc.	747,733		414,475		896,409		719,729		1,779,736		(3,255,564)
Other comprehensive income (loss):
Foreign currency translation income (loss)	(602,321)		88,041		(591,601)		81,371		269,234		321,337
Total comprehensive income	186,662		544,922		373,341		873,826		2,232,703		(3,326,016)
Less: comprehensive income (loss) attributable to noncontrolling interests	(4,305)		50,477		24,726		80,194		208,927		(353,118)
Comprehensive income attributable to Fortune Valley Treasures, Inc.	$ 190,967		$ 494,445		$ 348,615		$ 793,632		$ 2,023,776		$ (2,972,898)
Earnings per share
Basic and diluted earnings (loss) per share	$ 0.05	[1]	$ 0.03	[1]	$ 0.06	[1]	$ 0.05	[1]	$ 0.11	[2]	$ (0.21)	[2]
Basic and diluted weighted average shares outstanding	15,655,038	[1]	15,655,038	[1]	15,655,038	[1]	15,655,038	[1]	15,655,038	[2]	15,390,620	[2]

[1]	Given effect of the Reverse Stock Split, see Note 9
[2]	Given effect of the Reverse Stock Split, see Note 12